PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Property And Equipment
SCHEDULE OF PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Total

Cost
Balance, January 1, 2024	$34,164	$171,633	$32,614	$238,411
Additions	-	-	-	-
Impairments	-	-	-	-
Translation differences	2,448	13,788	2,621	18,857
Balance, December 31, 2024	36,612	185,421	35,235	257,268
Additions	1,290	-	-	1,290
Disposals	-	-	-	-
Translation differences	947	5,110	971	7,028
Balance, June 30, 2025	$38,849	$190,531	$36,206	$265,586

Accumulated depreciation
Balance as of January 1, 2024	$28,321	$170,073	$30,492	$228,886
Depreciation	3,204	1,582	584	5,370
Translation differences	2,299	13,766	2,488	18,553
Balance, December 31, 2024	33,824	185,421	33,564	252,809
Depreciation	1,797	-	305	2,102
Translation differences	885	5,110	936	6,931
Balance, June 30, 2025	$36,506	$190,531	$34,805	$261,842

Net book value
At December 31, 2024	$2,788	$-	$1,671	$4,459
At June 30, 2025	$2,343	$-	$1,401	$3,744